ACCRUED EXPENSES (Tables)	12 Months Ended
Jan. 03, 2015
Payables and Accruals [Abstract]
Accrued Expenses
Accrued expenses at January 3, 2015 and December 28, 2013 were as follows:

(Millions of Dollars)	2014	2013
Payroll and related taxes	$282.7	$272.5
Income and other taxes	139.2	86.3
Customer rebates and sales returns	71.3	78.9
Insurance and benefits	77.2	85.2
Accrued restructuring costs	97.6	191.5
Derivative financial instruments	95.0	66.6
Warranty costs	69.2	76.4
Deferred revenue	84.4	75.8
Other	305.3	286.3
Total	$1,221.9	$1,219.5